UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2007

Check here if Amendment [ ]; Amendment Number: ____
This Amendment (Check only one.):  [ ] is a restatement.
                                   [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:     Shott Capital Management, LLC
Address:  601 California Street, #801
	  San Francisco, CA 94108

Form 13F File Number:  28-05083

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form. Person Signing this Report on Behalf of Reporting Manager:

Name:   George B. Shott
Title:	Senior Managing Director
Phone:  (415) 772-8376

Signature, Place, and Date of Signing:

George B. Shott      San Francisco, CA     September 30, 2007

State Street Corporation has been removed from the List of Other Included Managers as Shott Capital Management LLC is deemed not to share investment discretion with State Street Corporation for the purposes of Form 13F reporting.


Report Type (Check only one.):

 [X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

 [ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

 [ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).

List of Other Managers Reporting for this Manager: NONE

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:        0



Form 13F Information Table Entry Total:   57
Form 13F Information Table Value Total (Thousands):   $114,926

List of Other Included Managers:  0

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Acme Packet, Inc.              COM              004764106      505    32765 SH       SOLE                    10653             22112
Alliance Data Systems Corporat COM              018581108     4031    52047 SH       SOLE                    20564             31483
Altus Pharmaceuticals, Inc.    COM              02216N105      205    19570 SH       SOLE                    15345              4225
Amdocs Ltd.                    COM              G02602103     2579    69356 SH       SOLE                    66500              2856
AmeriSafe Inc.                 COM              03071H100      252    15230 SH       SOLE                    15230
Anesiva, Inc.                  COM              03460L100       86    14950 SH       SOLE                     3600             11350
Arch Capital Group Ltd.        COM              G0450A105     3782    50833 SH       SOLE                    37333             13500
Aruba Networks Inc.            COM              043176106     3569   178430 SH       SOLE                   178430
Atheros Communications, Inc.   COM              04743P108      444    14812 SH       SOLE                    12433              2379
Atmel Corp.                    COM              049513104       72    14000 SH       SOLE                                      14000
Blue Coat Systems, Inc.        COM              09534T508      512     6501 SH       SOLE                     2374              4127
Blue Coat Systems,Inc.	       COM              09534T508     2001    25404 SH       SOLE                    16665              8739
Cbeyond, Inc.                  COM              149847105     1537    37672 SH       SOLE                      900             36772
Centennial Communication Corp. COM              15133V208     2968   293269 SH       SOLE                   121008            172261
Cisco Systems, Inc.            COM              17275R102     2002    60436 SH       SOLE                    39020             21416
Cogent Communications Group, I COM              19239V302      408    17483 SH       SOLE                    11347              6136
CommVault Systems, Inc.        COM              204166102     1696    91590 SH       SOLE                    67966             23624
Du Pont                        COM              263534109      315     6350 SH       SOLE                                       6350
EBay, Inc.                     COM              278642103    24888   637830 SH       SOLE                   624600             13230
EHealth, Inc.                  COM              28238P109     1513    54608 SH       SOLE                    25143             29465
Ecotality,Inc.                 COM              27922Y103     1820  5869565 SH       SOLE                  5869565
Exact Sciences Corporation     COM              30063P105       44    13068 SH       SOLE                     6000              7068
Foundation Coal Holdings, Inc. COM              35039W100     2376    60622 SH       SOLE                    16437             44185
Google, Inc. - Cl A            COM              38259P508    17698    31197 SH       SOLE                    27740              3457
Greenfield Online              COM              395150105     1092    71611 SH       SOLE                    71611
HewlettPackard                 COM              428236103      644    12929 SH       SOLE                                      12929
Hittite Microwave Corporation  COM              43365Y104      818    18531 SH       SOLE                     5071             13460
Hudson Technologies, Inc.      COM              444144109       95    87398 SH       SOLE                                      87398
Ikanos Communications, Inc.    COM              45173E105      638   113931 SH       SOLE                   113931
Internap Network Services Corp COM              45885A300      477    33671 SH       SOLE                    15963             17708
Isilon systems, Inc.           COM              46432L104      113    14700 SH       SOLE                     2500             12200
Keryx Biopharmaceuticals, Inc. COM              492515101     1076   108200 SH       SOLE                     1800            106400
Linear Technology Corp.        COM              535678106     1763    50400 SH       SOLE                    21400             29000
Mellanox Technologies Ltd.     COM              M51363113     2403   123063 SH       SOLE                   108983             14080
Memory Pharmaceuticals Corpora COM              58606R403       44    24912 SH       SOLE                                      24912
Merck & Co.                    COM              589331107     1768    34199 SH       SOLE                                      34199
Microchip Technology, Inc.     COM              595017104      291     8000 SH       SOLE                     8000
Microsoft Corp.                COM              594918104      324    11000 SH       SOLE                                      11000
Neustar, Inc. Class A          COM              64126X201      864    25200 SH       SOLE                     1000             24200
Northstar Neuroscience, Inc.   COM              66704V101      742    66449 SH       SOLE                    66449
Novacea, Inc.                  COM              66987B103      116    14524 SH       SOLE                    14524
Occam Networks, Inc.           COM              67457P309      384    40316 SH       SOLE                     4748             35568
Packaging Corporation of Ameri COM              695156109      728    25054 SH       SOLE                    19041              6013
Phase Forward, Inc.            COM              71721R406     1228    61381 SH       SOLE                    11734             49647
Plains Exploration & Productio COM              726505100     1293    29251 SH       SOLE                    29251
Positron Corp.                 COM              737397125       35   489642 SH       SOLE                                     489642
Quest Software, Inc.           COM              74834T103      487    28409 SH       SOLE                    28409
Riverbed Technology, Inc.      COM              768573107     2666    66009 SH       SOLE                    62101              3908
SAVVIS, Inc.                   COM              805423308     7955   204979 SH       SOLE                    65290            139689
Salesforce.com, Inc.           COM              79466L302     1609    31351 SH       SOLE                    27100              4251
Seagate Technology             COM              G7945J104     1291    50456 SH       SOLE                    50456
Shutterfly, Inc.               COM              82568P304     3812   119476 SH       SOLE                    50816             68660
Skyepharma Plc.                COM              830808101      580   175876 SH       SOLE                                     175876
Somaxon Pharmaceuticals, Inc.  COM              834453102      251    24707 SH       SOLE                    24707
SuperGen, Inc.                 COM              868059106      217    50009 SH       SOLE
Volcano Corporation            COM              928645100      429    26110 SH       SOLE                    16253              9857
Xenoport, Inc.                 COM              98411C100      461     9801 SH       SOLE                     1750              8051
YaHoo!, Inc.                   COM              984332106     2929   109120 SH       SOLE                   103120              6000
